STOCKHOLDERS' DEFICIENCY (Summary of Option Activity For Employees And Directors) (Details) - Employees and Directors [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of options
Options outstanding at beginning of period	134,693
Granted	240,500
Exercised	(52,902)
Forfeited	(29,401)
Options outstanding at end of period	292,890	134,693
Options exercisable at end of year	102,074
Weighted average exercise price
Options outstanding at beginning of period	$ 3.31
Granted	6.34
Exercised	0.02
Forfeited	5.27
Options outstanding at end of period	6.18	$ 3.31
Options exercisable at end of year	$ 5.97
Weighted average remaining contractual life
Options outstanding	9 years	8 years 11 months 26 days
Options exercisable at end of year	8 years 7 months 2 days